Income Taxes - Components of Deferred Tax Assets and Liabilities (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2012
Current deferred tax assets
Derivative instruments	$ 0			$ 1,857,000
Other	265,000			0
Total current deferred tax assets	265,000			1,857,000
Current deferred tax liabilities
Derivative instruments	153,000			0
Total current deferred tax liabilities	153,000			0
Total current deferred tax assets	112,000	4,327,000	1,377,000	1,857,000
Noncurrent deferred tax assets
Net operating loss carryforwards (subject to 20 year expiration)	0			1,577,000
Stock based compensation	346,000			930,000
Alternative minimum tax credit carryforward	191,000			0
Other	20,000			0
Total noncurrent deferred tax assets	557,000			2,507,000
Noncurrent deferred tax liabilities
Oil and natural gas properties and equipment	92,321,000			64,636,000
Other	0			566,000
Total noncurrent deferred tax liabilities	92,321,000			65,202,000
Net noncurrent deferred tax liabilities	91,764,000	124,743,000	106,630,000	62,695,000
Net deferred tax liabilities	91,652,000			60,838,000
Operating loss carryforwards	$ 5,833
Operating loss carryforward expiration period	20 years